Taxation - Schedule of Roll Forward of Valuation Allowances of Deferred Tax Asset (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Roll Forward of Valuation Allowances of Deferred Tax Asset [Abstract]
Balance as of beginning of year	$ 929,574	$ 238,081	$ 30,974
Balance as of end of year	2,297,022	929,574	238,081
Additions of valuation allowance	1,430,665	675,650	201,092
Foreign currency translation adjustments	$ (63,217)	$ 15,843	$ 6,015